Equity Plans - Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Grant Date Intrinsic Value (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Outstanding | shares	11,468,275
Granted | shares	1,750,000
Exercised | shares	(2,768,568)
Forfeited and expired | shares	(1,603,804)
Outstanding | shares	8,845,903
Exercisable | shares	5,464,027
Outstanding | $ / shares	$ 0.36
Granted | $ / shares	0.96
Exercised | $ / shares	0.27
Forfeited and expired | $ / shares	0.27
Outstanding | $ / shares	0.38
Exercisable | $ / shares	$ 0.4
Outstanding	7 years 2 months 12 days
Exercisable	7 years 2 months 12 days
Outstanding | $	$ 3,103
Exercisable | $	$ 1,780